SUBORDINATED LIABILITIES	12 Months Ended
Dec. 31, 2022
Disclosure of subordinated liabilities [Abstract]
SUBORDINATED LIABILITIES
NOTE 38: SUBORDINATED LIABILITIES
The movement in subordinated liabilities during the year was as follows:

	Preference shares £m	Preferred securities £m	Undated £m	Dated £m	Total £m
At 1 January 2021	962	1,743	509	11,047	14,261
Issued during the year[1]:
1.985% Fixed Rate Reset Dated Subordinated Tier 2 Notes due 2031 (£500 million)	–	–	–	500	500
3.369% Fixed Rate Reset Dated Subordinated Notes due 2041 (US$1,175 million)	–	–	–	380	380
	–	–	–	880	880
Repurchases and redemptions during the year[1]:
6.475% Non-cumulative Preference Shares callable 2024 (£186 million)	(8)	–	–	–	(8)
6.413% Non-cumulative Fixed to Floating Rate Preference Shares callable 2035 (US$750 million)	(182)	–	–	–	(182)
6.657% Non-cumulative Fixed to Floating Rate Preference Shares callable 2037 (US$750 million)	(157)	–	–	–	(157)
9.25% Non-cumulative Irredeemable Preference Shares (£300 million)	(79)	–	–	–	(79)
9.75% Non-cumulative Irredeemable Preference Shares (£100 million)	(14)	–	–	–	(14)
7.754% Non-cumulative Perpetual Preferred Securities (Class B) (£150 million)	–	(156)	–	–	(156)
Series 2 (US$500 million)	–	–	(94)	–	(94)
Series 3 (US$600 million)	–	–	(121)	–	(121)
Floating Rate Primary Capital Notes (US$250 million)	–	–	(24)	–	(24)
Series 1 (US$750 million)	–	–	(96)	–	(96)
9.375% Subordinated Bonds 2021 (£500 million)	–	–	–	(200)	(200)
5.374% Subordinated Fixed Rate Notes 2021 (€160 million)	–	–	–	(145)	(145)
6% Subordinated Notes 2033 (US$750 million)	–	–	–	(141)	(141)
	(440)	(156)	(335)	(486)	(1,417)
Foreign exchange movements	15	17	–	(56)	(24)
Other movements (cash and non-cash)[2]	(49)	57	–	(600)	(592)
At 31 December 2021	488	1,661	174	10,785	13,108
Issued during the year[1]:
7.953% Fixed Rate Reset Dated Subordinated notes 2033 (US$1,000 million)	–	–	–	838	838
Repurchases and redemptions during the year[1]:
12% Fixed to Floating Rate Perpetual Tier 1 Capital Securities callable 2024 (US$2,000 million)	–	(1,399)	–	–	(1,399)
13% Sterling Step-up Perpetual Capital Securities callable 2029 (£700 million)	–	(221)	–	–	(221)
7.281% Perpetual Regulatory Tier One Securities (Series B) (£150 million)	–	(22)	–	–	(22)
7.881% Guaranteed Non-voting Non-cumulative Preferred Securities (£245 million)	–	(12)	–	–	(12)
12% Perpetual Subordinated Bonds (£100 million)	–	–	(22)	–	(22)
5.75% Undated Subordinated Step-up Notes (£600 million)	–	–	(4)	–	(4)
7.625% Dated Subordinated Notes 2025 (£750 million)	–	–	–	(502)	(502)
	–	(1,654)	(26)	(502)	(2,182)
Foreign exchange movements	8	(6)	–	699	701
Other movements (cash and non-cash)[2]	(26)	(1)	2	(1,710)	(1,735)
At 31 December 2022	470	–	150	10,110	10,730
1    Issuances in the year generated cash inflows of £838 million (2021: £499 million); the repurchases and redemptions resulted in cash outflows of £2,216 million (2021: £1,056 million).
2    Other movements include cash payments in respect of interest on subordinated liabilities in the year amounted to £603 million (2021: £1,303 million) offset by the interest expense in respect of subordinated liabilities of £681 million (2021: £932 million).
Certain of the above securities were issued or redeemed under exchange offers, which did not result in an extinguishment of the original financial liability for accounting purposes.
These securities will, in the event of the winding-up of the issuer, be subordinated to the claims of depositors and all other creditors of the issuer, other than creditors whose claims rank equally with, or are junior to, the claims of the holders of the subordinated liabilities. The subordination of specific subordinated liabilities is determined in respect of the issuer and any guarantors of that liability. The claims of holders of preference shares and preferred securities are generally junior to those of the holders of undated subordinated liabilities, which in turn are junior to the claims of holders of the dated subordinated liabilities. The Group has not had any defaults of principal or interest or other breaches with respect to its subordinated liabilities during 2022 (2021: none).
The Company has in issue various classes of preference shares which are all classified as liabilities under accounting standards.
Preference shares

		2022
	2022 Number of shares	£m	% of share capital
6% Non-Cumulative Redeemable Preference shares of GBP0.25	400	–	–
6.475% Non-Cumulative Preference shares of GBP0.25	47,273,816	12	0.07
9.25% Non-Cumulative Irredeemable Preference shares of GBP0.25	252,510,147	63	0.37
9.75% Non-Cumulative Irredeemable Preference shares of GBP0.25	43,630,285	11	0.06
6.413% Non-Cumulative Fixed/Floating Rate Callable Preference shares of USD0.25	48,990	–	–
6.657% Non-Cumulative Fixed/Floating Rate Callable Preference shares of USD0.25	37,627	–	–